Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Group’s Operations by Business Segment	The following table shows the Group’s operations by business segment for the years ended June 30, 2022, 2023 and 2024.
	Year ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenues
Insurance Agency	-	-	900,246	123,877
Claims Adjusting	-	-	222,114	30,564
Wealth Management	188,741	114,440	62,966	8,663
Total net revenues	188,741	114,440	1,185,326	163,104
Operating costs and expenses
Insurance Agency	-	-	(889,185)	(122,356)
Claims Adjusting	-	-	(219,417)	(30,193)
Wealth Management	(262,844)	(173,244)	(111,077)	(15,283)
Subtotal	(262,844)	(173,244)	(1,219,679)	(167,832)
Loss from operations before goodwill impairment
Insurance Agency	-	-	11,061	1,521
Claims Adjusting	-	-	2,697	371
Wealth Management	(74,103)	(58,804)	(48,111)	(6,620)
Subtotal	(74,103)	(58,804)	(34,353)	(4,728)
Impairment loss on goodwill	-	-	(426,410)	(58,676)
Loss from operations	(74,103)	(58,804)	(460,763)	(63,404)
Total other income (loss)	12,511	23,812	(37,242)	(5,124)
Loss before income taxes and share of loss of affiliates	(61,592)	(34,992)	(498,005)	(68,528)
Income tax benefit (expense)	925	(8,585)	(12,945)	(1,781)
Share of loss of affiliates	-	-	(1,121)	(154)
Net loss	(60,667)	(43,577)	(512,071)	(70,463)
	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Segment assets
Insurance Agency	-	3,678,861	506,229
Claims Adjusting	-	359,374	49,452
Wealth Management	264,543	239,643	32,976
Total assets	264,543	4,277,878	588,657